Accounts Receivable - Additional Information (Detail)	12 Months Ended
Mar. 31, 2021 Solarpower
Accounts Receivable Net [Abstract]
Power purchase agreement rate per unit for solar projects	5.89
Reduction of quoted tariff rate per unit for solar projects	2.44
Interim rate per unit for solar project	2.44